Derivatives - Summary of Derivative Asset and Liability (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	€ 7,615	€ 5,912
Total derivative liabilities	7,230	7,130
Derivatives for general account [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	7,337	5,563
Total derivative liabilities	7,174	7,053
Derivatives for general account [member] | Derivatives with negative values not designated as hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	6,904	5,081
Total derivative liabilities	6,879	6,716
Derivatives for general account [member] | Non-cash changes [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	30	32
Total derivative liabilities	29	48
Derivatives for general account [member] | Cash flow hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	289	393
Total derivative liabilities	151	233
Derivatives for general account [member] | Derivatives designated as Net foreign investment hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	115	57
Total derivative liabilities	114	57
Derivatives for account of policyholders [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	278	349
Total derivative liabilities	56	76
Derivatives for account of policyholders [member] | Derivatives with negative values not designated as hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	278	349
Total derivative liabilities	€ 56	€ 76